Income Taxes - Summary of Income Tax Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax at US federal statutory income tax rate	$ 64.2	$ 25.1
State and local taxes, net of federal income tax benefit	12.6	9.2
Valuation allowance	(21.9)	(31.6)
Nondeductible Equity-based compensation	(1.3)	(1.6)
Taxes of foreign operations at rates different than US Federal statutory rates	1.1	(1.9)
Foreign adjustments	0.6	(1.8)
Impact of U.S. Tax Act	(1.0)	0.0
Change of fair value of the warrant liabilities	(5.4)	0.0
Other	(1.1)	(0.9)
Total income tax (expense) benefit	$ 47.8	$ (3.5)